Consolidated Statements of Financial Position (Parenthetical) - shares	Dec. 31, 2021	Dec. 31, 2020
Preferred shares
Statement [Line Items]
Number of shares authorised (in shares)	25,000,000	25,000,000
Common shares | Capital stock
Statement [Line Items]
Number of shares issued (in shares)	74,774,087	76,201,980
Number of shares outstanding (in shares)	74,774,087	76,201,980